UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04529 )

Exact name of registrant as specified in charter: Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007 Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
August 31, 2006 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.2%)(a)

	Rating (RAT)	Principal amount	Value

Michigan (91.2%)
Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s,
3/1/15	Aaa	$1,315,000	$1,431,535
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
MBIA, 5s, 5/1/19	Aaa	1,675,000	1,796,404
Clarkston, Cmnty. Schools G.O. Bonds, MBIA, 5s, 5/1/17	Aaa	1,500,000	1,625,310
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, MBIA, 4 3/4s, 7/1/25	Aaa	1,500,000	1,512,645
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.41s, 7/1/33	VMIG1	900,000	900,000
Detroit, Wtr. Supply Syst. Rev. Bonds (Sr. Lien), Ser.
A, MBIA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,480,000	2,706,548
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
5 1/4s, 2/1/27	Aaa	3,065,000	3,144,905
Ecorse, Pub. School Dist. G.O. Bonds, FSA, Q-SBLF
5s, 5/1/13	Aaa	1,700,000	1,830,237
5s, 5/1/12	Aaa	1,650,000	1,761,903
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, Q-SBLF, 5s, 5/1/23	Aaa	1,950,000	2,071,056
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	675,000	672,280
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, 5s, 5/1/21	Aaa	2,000,000	2,118,460
Grand Rapids, Rev. Bonds (San. Swr. Sys.), MBIA
5s, 1/1/21	Aaa	500,000	532,995
5s, 1/1/20	Aaa	500,000	534,140
Greater Detroit, Resource Recvy. Auth. Rev. Bonds,
Ser. A, AMBAC, 6 1/4s, 12/13/06	Aaa	2,000,000	2,013,760
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF
5 1/8s, 5/1/31	AA	1,160,000	1,204,358
5 1/8s, 5/1/31 (Prerefunded)	AA	1,030,000	1,093,520
Hartland, Cons. School Dist. G.O. Bonds, FGIC, 6s,
5/1/18 (Prerefunded)	Aaa	1,500,000	1,622,640
Huron, School Dist. G.O. Bonds, FSA, 5 5/8s, 5/1/15	Aaa	1,000,000	1,083,310
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, FGIC,
5.244s, 6/1/11 (Prerefunded)	Aaa	7,000,000	7,030,450
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.),
Ser. A, MBIA, 5 1/2s, 1/15/16 (Prerefunded)	AAA	1,450,000	1,579,181
Lansing, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5 3/8s,
6/1/20	AAA	1,035,000	1,122,696
Lincoln, Cons. School Dist. G.O. Bonds, MBIA, 5s,
5/1/20	AAA	1,970,000	2,110,067
Manistee, Area School Dist. G.O. Bonds, FGIC, 5 3/4s,
5/1/19 (Prerefunded)	Aaa	800,000	843,728
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB	1,000,000	1,062,310
(Kalamazoo College), 5s, 12/1/20	A1	250,000	258,775
MI Muni. Board Auth. Rev. Bonds (Drinking Wtr.
Revolving Fund), 5s, 10/1/14	Aaa	1,500,000	1,629,480
MI Muni. Bond Auth. Rev. Bonds (Drinking Wtr.
Revolving Fund), 5 1/2s, 10/1/18 (Prerefunded)	Aaa	1,000,000	1,064,580
MI State Bldg. Auth. Rev. Bonds
Ser. I, AMBAC, 6 1/2s, 10/1/07 (Prerefunded) (SEG)	Aaa	5,750,000	5,927,503
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	Aa3	1,780,000	1,789,843
MI State Comprehensive Trans. Rev. Bonds, Ser. B, FSA
5 1/4s, 5/15/20 (Prerefunded)	Aaa	2,380,000	2,565,116
5 1/4s, 5/15/11	Aaa	1,475,000	1,577,808
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,000,000	1,085,050
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,000,000	1,080,380
(Sparrow Hosp.), 5 1/2s, 11/15/21	A1	650,000	692,991
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,080,180
(Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19	BBB	1,000,000	1,012,420
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,195,896
MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds
(Parkway Meadows), FSA
4s, 10/15/12	Aaa	1,085,000	1,090,230
4s, 10/15/11	Aaa	1,045,000	1,053,621
MI State South Central Pwr. Agcy. Rev. Bonds, AMBAC,

5s, 11/1/09	Aaa	2,000,000	2,082,660
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	550,000	563,112
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aaa	1,500,000	1,952,145
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Prerefunded)	AAA/P	3,000,000	3,414,480
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/30	Aaa	1,000,000	1,041,740
MI State U. VRDN, Ser. 00-A, 3.41s, 8/15/30	VMIG1	1,900,000	1,900,000
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 7/8s,
7/23/09	B	600,000	612,078
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	518,565
Mount Clemens Cmnty. School Dist. Rev. Bonds (School
Bldg. & Site), Q-SBLF, 5 1/2s, 5/1/18 (Prerefunded)	Aa2	1,350,000	1,468,260
New Haven, Cmnty. Schools G.O. Bonds (School Bldg. &
Site), FSA, 5s, 5/1/20	Aaa	2,000,000	2,142,200
Otsego, Pub. School Dist. G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/27	AAA	1,600,000	1,680,816
Pennfield, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, 5s, 5/1/26	Aaa	1,000,000	1,048,510
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,094,340
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31	BBB/F	750,000	804,945
Rochester Cmnty. School Dist. G.O. Bonds, Ser. II,
Q-SBLF, 5 1/2s, 5/1/21 (Prerefunded)	Aa2	1,400,000	1,522,640
Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF,
5s, 5/1/11	Aa2	1,015,000	1,072,216
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), FSA, 5s, 5/1/21	Aaa	1,500,000	1,602,945
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, MBIA, 5 1/4s, 11/15/35	Aaa	1,000,000	1,037,120
Southfield, Pub. Schools G.O. Bonds, Ser. B, FSA, 5s,
5/1/14	AAA	2,500,000	2,709,575
St. Clair Cnty., G.O. Bonds, AMBAC, 5s, 4/1/21	AAA	1,000,000	1,058,700
Warren Cons. School Dist. G.O. Bonds, Q-SBLF, 5s,
5/1/12	Aa2	1,370,000	1,459,310
Wayland, Unified School Dist. Rev. Bonds, FGIC,
Q-SBLF, 8s, 5/1/10	Aaa	2,000,000	2,214,700
Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 6s,
6/1/08	Aaa	2,405,000	2,456,539
West Bloomfield, School Dist. G.O. Bonds (School Bldg.
& Site)
MBIA, 5 5/8s, 5/1/16 (Prerefunded)	Aaa	1,000,000	1,085,100
FSA, 5s, 5/1/24	Aaa	1,325,000	1,395,464
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	Aaa	1,120,000	1,175,552
Western Township Util. G.O. Bonds, MBIA, 5 1/4s, 1/1/07	Aaa	1,000,000	1,005,140
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,090,740
Zeeland, Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, 5s, 5/1/27	Aaa	1,425,000	1,501,736
			111,219,639

Puerto Rico (8.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	645,000	663,557
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 3/4s, 7/1/26 (Prerefunded)	Aaa	2,500,000	2,686,375
Ser. A, 5 1/4s, 7/1/30	BBB	550,000	583,314
Ser. B, 5 1/4s, 7/1/16	BBB	500,000	544,380
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	BBB	250,000	266,545
PR Elec. Pwr. Auth. Rev. Bonds, Ser. HH, FSA, 5 1/4s,
7/1/29	Aaa	3,000,000	3,176,910
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,534,246
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/10	BBB	250,000	258,665
			9,713,992

TOTAL INVESTMENTS

Total investments (cost $117,174,261) (b)			$120,933,631

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	38	$4,080,250	Dec-06	$15,917

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
			3 month U.S. Bond Market
			Association Municipal
3100000 (E)	11/22/16	4.1735%	Swap Index	$(80,545)
2200000 (E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	70,466

Total				$(10,079)

(E) Certain interest rate swap contracts include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract

NOTES

(a) Percentages indicated are based on net assets of $121,940,757.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $117,174,261, resulting in gross unrealized appreciation and depreciation of $3,919,613 and $160,243, respectively, or net unrealized appreciation of $3,759,370.

The dates shown on debt obligations are the original maturity dates.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

At August 31, 2006, liquid assets totaling $4,080,250 have been designated as collateral for open futures contracts.

The rates shown on VRDN are the current interest rates at August 31, 2006.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Utilities	14.6%
Health care	12.9

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

MBIA	22.0%
FSA	20.1
FGIC	19.1
AMBAC	12.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006